Fair Value Reserve	6 Months Ended
Jun. 30, 2024
Fair Value Reserve [Abstract]
FAIR VALUE RESERVE
19	FAIR VALUE RESERVE

Fair value reserve represents the cumulative fair value changes, net of tax, of financial assets measured at fair value of other comprehensive income until it is disposed of and is distributable.